Leases (Tables)	12 Months Ended
Sep. 30, 2022
Leases
Summary of supplemental balance sheet information related to operating leases
	As of	As of
	September 30,	September 30,
	2022	2021
Right-of-use assets under operating leases	$534,351	$776,665

Operating lease liabilities, current	46,543	155,532
Operating lease liabilities, non-current	517,156	605,793
Total operating lease liabilities	$563,699	$761,325

Summary of maturities of operating lease liabilities
As of
September 30,
Twelve months ending September 30,	2022
2023	$99,850
2024	99,850
2025	99,850
2026	99,850
2027	99,850
Thereafter	331,924
Total Future minimum lease payments	831,174
Less: Imputed interest	(267,475)
Total	$563,699